Related Party Transactions (Details Textuals) (Phillip E. Cohen [Member], USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Oct. 02, 2012 Subsequent Event [Member]
Related Party Transaction [Line Items]
Period of advisory services agreements	1 year	1 year	1 year	1 year
Total payments	$ 6.0	$ 4.8	$ 3.6
Fee per new agreement				$ 7.2